Consolidated Statements of Changes in Shareholders' Equity (Parenthetical) (USD $)	9 Months Ended		12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Cash dividends declared, per share	$ 0.50	$ 0.45	$ 0.61	$ 0.60	$ 0.60
Treasury stock issued for restricted awards, net of forfeitures	80,455	22,189
Common stock issued in acquisition, shares				1,483,327
Forfeitures of restricted stock, shares	21,783	16,093
Treasury stock, shares net			5,516	117,633	182,507
Common Stock [Member]
Common stock issued in acquisition, shares				1,483,327
Additional Paid-in Capital [Member]
Common stock issued in acquisition, shares				1,483,327
Retained Earnings [Member]
Cash dividends declared, per share	$ 0.50	$ 0.45	$ 0.61	$ 0.60	$ 0.60
Treasury stock issued for restricted awards, net of forfeitures	80,455	22,189
Forfeitures of restricted stock, shares	21,783	16,093
Treasury stock, shares net			5,516	117,633	182,507
Treasury Stock [Member]
Treasury stock issued for restricted awards, net of forfeitures	80,455	22,189
Forfeitures of restricted stock, shares	21,783	16,093
Treasury stock, shares net			5,516	117,633	182,507